Shareholder Report, Holdings (Details) - The BeeHive ETF	Dec. 31, 2025
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Airbus SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Danaher Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Aon PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Intercontinental Exchange, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Franco-Nevada Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Financials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%